Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (5,886)	$ (6,120)	$ (8,845)
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	1,655	1,347	1,662
Impairment of long-lived assets		138	951
Loss on disposal of property and equipment	2	402	718
Share-based payment	3,458	2,641	1,060
Changes in fair value of crypto assets	(2,034)	(785)
Gain from disposal of subsidiaries		(48)
ROU amortization	244	221	159
Changes in operating assets and liabilities
Accounts receivables and Other receivables	858	686	(366)
Long term Assets	(3,080)
Crypto assets	(90)	(1,300)	(37)
Deposits and prepayments to suppliers	(756)	(277)	797
Accounts payable	396	(119)	(1,096)
Inventories	(735)	106	30
Change in lease liability	(241)	(219)	(185)
Advance from customers	879		(59)
Other payables and accrued liabilities, accrued payroll	(224)	202	278
Net cash used in operating activities	(5,554)	(3,125)	(4,933)
Cash flows from investing activities
Proceed from sale of property and equipment	73	115	60
Purchase of property and equipment	(713)	(5,049)	(1,872)
Changes in Stablecoin	61	(69)	(12)
Investment in Crypto assets	1,926	106	(4,600)
Net cash (used in) provided by investing activities	1,347	(4,897)	(6,424)
Cash flows from financing activities
Reverse recapitalization		9	18,533
Short-term borrowings	2,115
Net cash provided by financing activities	2,115	9	18,533
Effect of exchange rate changes	(5)	(26)	(438)
Net increase (decrease) in Cash and cash equivalents, Restricted cash	(2,097)	(8,039)	6,738
Cash and cash equivalents, Restricted cash at beginning of the year	3,176	11,215	4,477
Cash and cash equivalents, Restricted cash at end of the year	1,079	3,176	11,215
Supplemental disclosure of non-cash financing activities:
Obtaining a ROU asset in exchange for a lease liabilities		$ 622	$ 514